Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash provided by (used in) Operating activities
Net loss for the year	$ (8,706,015)	$ (19,678,749)	$ (11,145,306)
Items not affecting cash:
Depreciation (notes 7, 19)	579,249	257,099	445,995
Amortization (note 8)	5,508,954	4,384,502	4,813,249
Stock-based compensation (notes 11, 12)	2,779,312	8,495,189	725,316
Loss on revaluation of conversion feature liability (note 9)			1,308,440
Loss on repayment of long-term debt (note 9)			1,497,804
Accretion and other financing costs (note 9)	1,231,194	967,106	1,216,949
Interest expense (note 9)	1,052,617	1,331,100	4,934,517
Taxes	(609,621)	943,727	(944,032)
(Loss) gain on contingent consideration (note 4)	80,071	(332,569)	(946,503)
Gain on revaluation of options, RSUs, and derivative warrant liability (note 10,11)	(6,316,676)	(2,638,830)
Impairment of goodwill and intangible assets			2,258,369
Impairment of property and equipment (note 7)	15,246
Payment of taxes (note 21)		(113,853)
Loss on extinguishment of debt (note 9)	747,865
Other income	(1,291)	(12,003)	(10,373)
Foreign exchange (gain) loss (note 22)	(452,068)	22,130	(132,306)
Unrealized foreign exchange (gain) loss	360,190	139,250	174,251
Changes in non-cash operating working capital (note 14)	1,395,097	(2,002,506)	(773,287)
Cash provided by (used in) operating activities	(2,335,876)	(8,238,407)	3,423,083
Investing activities
Purchase of property and equipment (note 7)	(1,202,489)	(79,204)	(202,297)
Business acquisitions (note 4)	(298,927)	(9,135,131)	(4,411,500)
Earn out payment (note 4)	(539,380)	(2,600,536)	(377,312)
Development costs related to internally generated intangible assets (note 8)	(1,828,983)	(2,364,733)	(1,642,783)
Change in restricted cash	(234,286)	(261,110)	(5,299)
Cash used in investing activities	(4,104,065)	(14,440,714)	(6,639,191)
Financing activities
Issuance of share capital, net of issuance costs (notes 10, 11)	4,053,476	16,715,000	13,747,345
Issuance cost reimbursement		1,673
Proceeds from debt, net of issuance costs (note 9)			4,827,175
Proceeds from exercise of stock options (note 11)		246,160	10,568
Proceeds from exercise of warrants (note 11)		2,092,276	1,859,963
Payment of amendment fees on debt (note 9)	(239,880)
Repayment of debt (note 9)	(4,761,890)	(1,070,275)	(838,031)
Repayment of lease obligations (note 20)	(270,795)	(150,924)	(338,276)
Payment of interest on debt (note 9)	(1,040,596)	(1,277,202)	(1,052,576)
Payment of interest on lease obligations (note 20)	(114,131)	(34,712)	(53,549)
Cash provided by (used in) financing activities	(2,373,816)	16,521,996	18,162,619
Net increase (decrease) in cash for the year	(8,813,757)	(6,157,125)	14,946,511
Cash, beginning of year	10,583,534	16,835,671	1,707,654
Effect of exchange rate changes on cash	(112,206)	(95,012)	181,506
Cash, end of year	$ 1,657,571	$ 10,583,534	$ 16,835,671